As filed with the Securities and Exchange Commission on 11/29/07

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21079

AIP Alternative Strategies Funds
(Exact name of registrant as specified in charter)

701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Address of principal executive offices) (Zip code)

Mr. Lee Schultheis, 701 Westchester Avenue, Suite 312W, White Plains, NY 10604
(Name and address of agent for service)

1-877-LOW-BETA (1-877-569-2382)
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  September 30, 2007

Item 1. Schedule of Investments.

AIP Alternative Strategies Fund
Alpha Hedged Strategies Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

UNDERLYING FUNDS TRUST - 101.33%*

Convertible Bond Arbitrage -1 Portfolio	4,718,849	$48,273,825
Deep Value Hedged Income-1 Portfolio (a)	3,996,573	42,163,849
Distressed Securites & Special Situations-1 Portfolio	8,517,269	90,623,747
Equity Options Overlay-1 Portfolio (a)	3,243,415	34,445,072
Fixed Income Arbitrage-1 Portfolio	5,121,145	55,154,736
Global Hedged Income-1 Portfolio	5,295,183	55,228,758
Long/Short Equity―Deep Discount Value-1 Portfolio	4,228,439	36,449,141
Long/Short Equity―Earnings Revision-1 Portfolio	4,067,812	45,437,460
Long/Short Equity―Global-1 Portfolio	2,581,233	38,408,753
Long/Short Equity―Growth-1 Portfolio (a)	2,792,870	28,794,488
Long/Short Equity―Healthcare-1 Portfolio	2,813,171	28,272,368
Long/Short Equity―International-1 Portfolio	3,830,882	40,837,197
Long/Short Equity―Momentum-1 Portfolio	3,811,043	36,967,117
Long/Short Equity―REIT-1 Portfolio	4,154,661	43,540,850
Merger Arbitrage-1 Portfolio	3,228,053	35,831,392

TOTAL UNDERLYING FUNDS TRUST (Cost $599,906,490)		660,428,753

REPURCHASE AGREEMENTS - 1.01%*
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/1/2007,
repurchase price $6,599,066 (b)	6,596,895	6,596,895

TOTAL REPURCHASE AGREEMENTS (Cost $6,596,895)		6,596,895

Total Investments (Cost $606,503,385) - 102.34%*		667,025,648
Liabilities in Excess of Other Assets - (2.34%)*		(15,256,581)
TOTAL NET ASSETS - 100.00%*		$651,769,067

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

* Percentages are stated as a percent of net assets.

AIP Alternative Strategies Fund
Beta Hedged Strategies Fund
Schedule of Investments
September 30, 2007 (Unaudited)

	Shares or
	Principal Amount	Value

UNDERLYING FUNDS TRUST - 120.56%*

Deep Value Hedged Income-1 Portfolio (a)	213,327	$2,250,597
Distressed Securites & Special Situations-1 Portfolio	295,260	3,141,569
Equity Options Overlay-1 Portfolio (a)	204,225	2,168,873
Fixed Income Arbitrage-1 Portfolio	179,604	1,934,336
Global Hedged Income-1 Portfolio	256,799	2,678,410
Long/Short Equity―Deep Discount Value-1 Portfolio	230,154	1,983,932
Long/Short Equity―Global-1 Portfolio	145,367	2,163,058
Long/Short Equity―Growth-1 Portfolio (a)	199,404	2,055,851
Long/Short Equity―International-1 Portfolio	166,613	1,776,097
Long/Short Equity―Momentum-1 Portfolio	133,238	1,292,406
Merger Arbitrage-1 Portfolio	159,959	1,775,549

TOTAL COMMON STOCKS (Cost $22,059,405)		23,220,678

REPURCHASE AGREEMENTS - 1.03%*
The Bear Stearns Companies, Inc.,
3.950%, dated 9/28/2007, due 10/1/2007,
repurchase price $198,818 (b)	198,753	198,753

TOTAL REPURCHASE AGREEMENTS (Cost $198,753)		198,753

Total Investments (Cost $22,258,158) - 121.59%*		23,419,431
Liabilities in Excess of Other Assets - (21.59%)*		(4,159,204)
TOTAL NET ASSETS - 100.00%*		$19,260,227

Footnotes
(a) Non-income Producing
(b) Collateralized by U.S. Government or U.S. Government Agency securities, U.S. Government Agency mortgage-backed securities, certificates of deposits or bankers' acceptances.

* Percentages are stated as a percent of net assets.

The cost basis of the Funds’ investments for federal income tax purposes at September 30, 2007, was as follows*:

	Alpha Hedged Strategies Fund	Beta Hedged Strategies Fund

Cost of Investments	$609,199,365	$22,258,158

Gross unrealized appreciation	63,862,105	1,389,312
Gross unrealized depreciation	(6,035,822)	(228,039)

Net unrealized appreciation/depreciation	$57,826,283	$1,161,273

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Funds’ previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  AIP Alternative Strategies Funds

By (Signature and Title)   /s/Lee Schultheis
Lee Schultheis, President

Date   November 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/Lee Schultheis
Lee Schultheis, President

Date   November 21, 2007

By (Signature and Title)*   /s/Stephen G. Bondi
Stephen G. Bondi, Treasurer

Date   November 26, 2007